Shareholders' Equity (Deficit) (Details) - Schedule of warrant activity - USD ($)		6 Months Ended	12 Months Ended
	Jan. 01, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of warrant activity [Abstract]
Number of Common Stock Warrants, Outstanding, Beginning	2,632,278	2,632,278
Weighted average exercise price, Outstanding, Beginning (in Dollars per share)	$ 2.50	$ 2.50
Weighted average life, Outstanding, Beginning	2 years 9 months 3 days
Intrinsic value of Warrants, Outstanding, Beginning (in Dollars)
Number of Common Stock Warrants, Granted		1,818,182
Weighted average exercise price Granted (in Dollars per share)		$ 2.50
Weighted average life (years) Granted		3 years
Intrinsic value of Warrants Granted			90,000
Number of Common Stock Warrants Exercised
Weighted average exercise price Exercised (in Dollars per share)			$ 2.50
Weighted average life (years) Exercised
Intrinsic value of Warrants Exercised (in Dollars)
Number of Common Stock Warrants Canceled
Weighted average exercise price Canceled
Weighted average life (years) Canceled
Intrinsic value of Warrants Canceled
Number of Common Stock Warrants Outstanding, Ending		4,450,460	2,632,278
Weighted average exercise price Outstanding, Ending (in Dollars per share)	$ 2.50	$ 2.50
Weighted average life (years) Outstanding, Ending		2 years 5 months 15 days
Intrinsic value of Warrants Outstanding, Ending
Number of Common Stock Warrants Exercisable		4,450,460
Weighted average exercise price Exercisable (in Dollars per share)		$ 2.50
Weighted average life (years) Exercisable		2 years 5 months 15 days
Intrinsic value of Warrants Exercisable (in Dollars)